PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepayments to suppliers	$ 4,441	$ 4,711
Deferred expenses	546	659
Rental deposits and prepaid rents	969	129
Others	919	953
Total	$ 6,875	$ 6,452